Goodwill And Other Acquisition Intangibles (Other Acquisition Intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 582.2	$ 592.9
Accumulated Amortization	(278.8)	(245.9)
Net Carrying Value	303.4	347.0
Technology-Based [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	16.2
Gross Carrying Value	54.7	55.6
Accumulated Amortization	(39.0)	(35.9)
Net Carrying Value	15.7	19.7
Marketing-Related Weighted Average Useful Life Less Than 2 Years [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	2.0
Gross Carrying Value	1.9	1.9
Accumulated Amortization	(1.9)	(1.9)
Net Carrying Value	0	0
Marketing-Related Weighted Average Useful Life For 15.5 Years [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15.5
Gross Carrying Value	63.0	63.7
Accumulated Amortization	(33.2)	(29.3)
Net Carrying Value	29.8	34.4
Marketing-Related Weighted Average Useful Life For 40 Years [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	40.0
Gross Carrying Value	43.0	44.4
Accumulated Amortization	(5.9)	(5.0)
Net Carrying Value	37.1	39.4
Customer-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15.0
Gross Carrying Value	419.6	427.3
Accumulated Amortization	(198.8)	(173.8)
Net Carrying Value	$ 220.8	$ 253.5